Loans and Other Borrowings - Summary of Loans and Other Borrowings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Current	$ 599	$ 55	[1]
Non-current	2,567	2,341	[1]
Total	3,166	2,396
EUR500m 1.625% bonds 2024 [member]
Disclosure of detailed information about borrowings [line items]
Current	555	0
Non-current	$ 0	534
Maturity date	8 October 2024
Discount at issue %	0.437%
GBP300m 3.75% bonds 2025 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 387	365
Total	$ 387	365
Maturity date	14 August 2025
Discount at issue %	0.986%
GBP350m 2.125% bonds 2026 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 449	423
Total	$ 449	423
Maturity date	24 August 2026
Discount at issue %	0.55%
EUR500m 2.125% bonds 2027 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 559	539
Total	$ 559	539
Maturity date	15 May 2027
Discount at issue %	0.47%
GBP400m 3.375% bonds 2028 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 509	480
Maturity date	8 October 2028
Discount at issue %	1.034%
EUR600m 4.375% bonds 2029 [member]
Disclosure of detailed information about borrowings [line items]
Non-current	$ 663
Maturity date	28 November 2029
Discount at issue %	0.098%
Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Current	$ 44	55
Sterling [member]
Disclosure of detailed information about borrowings [line items]
Total	1,345	1,269
US dollars [member]
Disclosure of detailed information about borrowings [line items]
Total	44	53
Euros [member]
Disclosure of detailed information about borrowings [line items]
Total	1,777	1,073
Other currencies [member]
Disclosure of detailed information about borrowings [line items]
Total	$ 0	$ 1

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ (see New accounting standards and other presentational changes).